SIGNIFICANT ACCOUNTING POLICIES - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) installment segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2020 CNY (¥)	Mar. 31, 2019	Apr. 30, 2018
Significant accounting policies
Foreign currency exchange buying rate	6.8972			6.8972
Estimated useful lives	50 years
Operating lease, right of use asset	¥ 14,649	¥ 18,425		$ 2,124
Operating lease, liability	¥ 14,025
Number of installment payments from customer | installment	2
Percentage of estimated profit margin based on consideration of specific and relevant market factors	5.00%
Expected sales return	¥ 2,351	5,593	¥ 6,820
Expected return asset	1,350	3,189	4,106
Refund liability	¥ 2,656	6,320	7,707
Value added tax rate	13.00%			13.00%		16.00%	17.00%
Accounts and notes receivable from key customers	¥ 689,984	658,028	1,045,753
Recognized impairments, net of recoveries, for accounts receivable from customers	53,082	25,446
Deferred revenue	2,130	2,111	5,719
Advertising and market promotion expenses	187,417	173,642	102,719
Shipping expenses	200,695	248,609	247,417
Subsidy income	23,192	30,147	33,674
Uncertain tax positions, interest and penalties recognized		0	0
Statutory reserve funds	¥ 1,756	3,464
Number of operating segment | segment	1
Retained earnings	¥ 174,385	449,900		$ 25,283
Current year provision	61,336	29,343
Expected credit loss provision for accounts and notes receivable and other receivables	87,854	34,857	9,316
General and Administrative Expenses
Significant accounting policies
Current year provision	52,997	25,541
Additional Paid-in Capital
Significant accounting policies
Accumulated statutory reserve funds	12,517	12,517
P R C Contribution Plan
Significant accounting policies
Employee benefit expenses	21,465	34,291	10,571
Installation Services
Significant accounting policies
Revenue recognized amount	3,154	¥ 5,719	¥ 7,790
Expect to recognize unearned amount for remaining performance obligation in 2022	1,966
Membership Service
Significant accounting policies
Expect to recognize unearned amount for remaining performance obligation in 2022	¥ 164
Xiaomi Inc
Significant accounting policies
Percentage of second installment payment arrangement to total revenue	2.80%	2.00%	3.80%
ASU No. 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Significant accounting policies
Retained earnings					¥ 2,826